INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 43,440,663	$ 1,734,019,759	₫ 22,862,890
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	33,310,967	1,329,672,960
Long-term loans from banks, Non-current portion	29,661,455	1,183,995,489	16,924,140
Long-term loans from banks, Current portion	3,649,512	145,677,471	₫ 7,279,170
Syndicated loan No.1
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	12,092,345	482,689,805
Long-term loans from banks, Current portion	2,542,103	101,473,056
Syndicated loan No.4
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	1,830,769	73,078,756
Long-term loans from banks, Current portion	525,161	20,962,837
Syndicated loan No.5
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	3,139,368	125,314,067
Long-term loans from banks, Current portion	434,842	17,357,576
Syndicated loan No.7
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	6,239,177	249,049,058
Syndicated loan No.8
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	4,220,897	168,485,430
Long-term loans from banks, Current portion	25,813	1,030,377
Syndicated loan No.9
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,877,203	114,849,234
Long-term loans from banks, Current portion	21,321	851,070
Syndicated loan No.10
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,355,587	94,027,902
Long-term loans from banks, Current portion	1,622	64,745
Loan from a commercial bank
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	456,971	18,240,899
Loan from others
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	98,650	3,937,809
Long-term loans from banks, Current portion	₫ 98,650	$ 3,937,809